Label	Element	Value
Class II Prospectus | Global Strategist Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001011378_SupplementTextBlock

Summary Prospectus and
Prospectus Supplement

May 2, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated May 2, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Global Strategist Portfolio (Class II)

Risk/Return [Heading]	rr_RiskReturnHeading	Global Strategist Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The composition of the Customized MSIM Global Allocation Index, the secondary benchmark index of the Global Strategist Portfolio, has been changed from 60% MSCI All Country World Index, 30% Bloomberg Barclays Global Aggregate Bond Index, 5% S&P GSCI Light Energy Index and 5% Bank of America/Merrill Lynch U.S. Dollar 1-Month LIBID Average Index to 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index, effective May 31, 2017.

Please retain this supplement for future reference.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The composition of the Customized MSIM Global Allocation Index, the secondary benchmark index of the Global Strategist Portfolio, has been changed from 60% MSCI All Country World Index, 30% Bloomberg Barclays Global Aggregate Bond Index, 5% S&P GSCI Light Energy Index and 5% Bank of America/Merrill Lynch U.S. Dollar 1-Month LIBID Average Index to 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index, effective May 31, 2017.